Long-term financial assets (Tables)	12 Months Ended
Sep. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of long-term financial assets

	As at September 30, 2021	As at September 30, 2020
	$	$
Deferred compensation plan assets (Notes 17 and 31)	81,633	73,156
Long-term investments (Note 31)	19,354	22,612
Long-term receivables	18,093	20,623
Long-term derivative financial instruments (Note 31)	33,578	40,178
	152,658	156,569